Merger (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Merger [Line Items]
Converted shares	2,615,000
Sponsor forfeited shares	5,510,000
Warrant shares	14,166,666
Shares of forfeiture	2,500,000
Share consideration	8,512
Warrant exercisable shares	907,262
Purchase transaction price (in Dollars per share)	$ 10
Purchase cost (in Dollars)	$ 10.0
Unvested shares	1,060,472
Private Placement Warrants [Member]
Merger [Line Items]
Warrant shares	14,166,666
Sponsor [Member]
Merger [Line Items]
Sponsor exchanged shares	2,500,000
Class A Common Stock [Member]
Merger [Line Items]
Converted shares	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Warrant exercisable price (in Dollars per share)	$ 11.5
Forward purchase shares	490,000
Warrant exercisable shares	3,874,394
Unvested shares	1,000,000
New Envoy Class A Common Stock [Member]
Merger [Line Items]
Share Outstanding	139,153,144
Converted shares	8,850,526
Shares of new envoy	1,272,055
New Envoy Class A Common Stock [Member] | Convertible Notes [Member]
Merger [Line Items]
Converted shares	4,874,707
Envoy Preferred Stock [Member]
Merger [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.01
Convertible preferred stock share	4,000,000
Class B Common Stock [Member]
Merger [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Series A Preferred Stock [Member]
Merger [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Forward purchase shares	1,000,000
Preferred stock shares issued	4,500,000	0
Sponsor [Member] | Private Placement Warrants [Member]
Merger [Line Items]
Warrant shares	12,500,000
GAT Funding LLC [Member] | Series A Preferred Stock [Member]
Merger [Line Items]
Preferred stock shares issued	1,000,000
Warrant [Member] | New Envoy Class A Common Stock [Member]
Merger [Line Items]
Converted shares	2,702
Business Combination Agreement [Member]
Merger [Line Items]
Business combination shares	14,999,990
Net of transaction costs (in Dollars)	$ 11.7
Business Combination Agreement [Member] | Class A Common Stock [Member]
Merger [Line Items]
Business combination shares	0.063603